Commitments and Contingencies (Details) $ in Thousands		1 Months Ended	10 Months Ended	12 Months Ended
	Oct. 27, 2023 Director Entity	Jan. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) Vessel t $ / €	Dec. 31, 2023 USD ($) Contract Vessel $ / €	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Commitments and Contingencies [Abstract]
Pollution coverage per vessel per incident				$ 1,000,000
Closing period for relevant insurance policy year				3 years
Commitments and Contingencies [Abstract]
Number of shipbuilding contracts entered into | Contract				3
Number of product/crude oil tankers being constructed | Vessel			3	3
Number of former directors named as defendants | Director	5
Number of affiliated entities named as defendants | Entity	2
Office Leases [Abstract]
Operating lease liability			$ 99	$ 99	$ 163
Operating lease right-of-use asset			$ 99	$ 99	163
Exchange rate | $ / €			1.093	1.093
Office Rental Obligations [Abstract]
Year 1			$ 78	$ 78
Year 2			40	40
Total			118	118
Less imputed interest			(19)	(19)
Present value of lease liabilities			99	99	163
Lease liabilities, current			66	66	73
Lease liabilities, non- current			33	33	90
Present value of lease liabilities			$ 99	99	163
General and Administrative Expenses [Member]
Office Leases [Abstract]
Rent expense				$ 89	87	$ 47
Office Space [Member]
Office Leases [Abstract]
Weighted-average remaining lease term			1 year 5 months 19 days	1 year 5 months 19 days
Operating lease right-of-use asset			$ 99	$ 99	163
Weighted average discount rate			7.52%	7.52%
Monthly rent expense				$ 8
Impairment charge				0	$ 0
Minimum [Member]
Commitments and Contingencies [Abstract]
Non-cancelable time charter contract revenue, 2024			$ 39,506	39,506
Non-cancelable time charter contract revenue, 2025			$ 11,788	$ 11,788
Maximum [Member] | Office Space [Member]
Office Leases [Abstract]
Term of leases			3 years	3 years
Shipbuilding Contracts for Construction of Product/Crude Oil Tankers [Member]
Commitments and Contingencies [Abstract]
Remaining installments payable			$ 183,453	$ 183,453
Shipbuilding Contracts for Construction of Product/Crude Oil Tankers [Member] | Hull 1515 [Member]
Commitments and Contingencies [Abstract]
DWT | t			114,000
Shipbuilding Contracts for Construction of Product/Crude Oil Tankers [Member] | Hull 1596 and Hull 1597 [Member] | Subsequent Event [Member]
Commitments and Contingencies [Abstract]
Installment payment made		$ 19,454
Shipbuilding Contracts for Construction of Product/Crude Oil Tankers [Member] | Hull 1596 [Member]
Commitments and Contingencies [Abstract]
DWT | t			114,000
Shipbuilding Contracts for Construction of Product/Crude Oil Tankers [Member] | Hull 1597 [Member]
Commitments and Contingencies [Abstract]
DWT | t			114,000